TRADE PAYABLES AND OTHER	6 Months Ended
Jun. 30, 2020
Trade and other payables [abstract]
TRADE PAYABLES AND OTHER
NOTE 15 - TRADE PAYABLES AND OTHER

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	683	—	711
Fixed assets payables	—	29	—	43
Employees' entitlements	—	173	—	171
Taxes payable other than income tax	—	33	—	14
Contract liabilities and other liabilities to customers	5	78	6	54
Other payables	14	7	15	6
Total other	19	320	21	288
Total trade payables and other	19	1,003	21	999

Contract liabilities

	At June 30, 2020		At December 31, 2019
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	2	—	2	—
Advance payment from customers	1	4	2	5
Unrecognized variable consideration (A)	2	57	2	46
Other	—	17	—	3
Total contract liabilities and other liabilities to customers	5	78	6	54

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds, penalties and price concessions.
For the six months ended June 30, 2020, €14 million of revenue that related to contract liabilities at December 31, 2019 was recognized. Revenue of €25 million generated in the six months ended June 30, 2020 was deferred.